INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

NOTE 8. INCOME TAX

The income tax provision for the years ended December 31, 2022 and 2021 consisted of the following:

	December 31,	December 31,
	2022	2021
Federal
Current	$395,019	$—
Deferred	(109,249)	(84,534)

State and Local
Current	—	—
Deferred	(64,545)	—
Change in valuation allowance	173,794	84,534
Income tax provision	$395,019	$—

The Company’s net deferred tax assets at December 31, 2022 and 2021 were as follows:

	December 31,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$—	$30,909
Startup/Organizational expenses	258,742	54,038
Total deferred tax assets	258,742	84,947
Valuation allowance	(258,742)	(84,947)
Deferred tax assets, net of valuation allowance	$—	$—

As of December 31, 2022 and 2021, the Company had $0 and $147,184 of U.S. federal net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022, the change in the valuation allowance was $173,794. For the year ended December 31, 2021, the change in the valuation allowance was $84,534.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 was as follows:

	December 31,	December 31,
	2022	2021

Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	6.98%	0.00%
M&A expenses	87.0%	0.00%
Franchise tax interest	0.07%	0.00%
Valuation allowance	67.10%	(21.00)%
Income tax provision	182.20%	0.00%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the years ended December 31, 2022 and 2021 remain open and subject to examination.